united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 98.2%
	EQUITY FUND - 98.2%
304,400	iShares MSCI EAFE ETF	$ 19,326,356
952,900	Vanguard FTSE Emerging Markets ETF	38,954,552
	TOTAL EXCHANGE TRADED FUNDS (Cost $61,547,190)	58,280,908

	SHORT-TERM INVESTMENT - 0.7%
389,478	Fidelity Institutional Money Market Funds-	389,478
	Money Market Portfolio to yield 0.15% * (Cost $389,478)

	TOTAL INVESTMENTS - 98.9% (Cost $61,936,668) (a)	$ 58,670,386
	OTHER ASSETS LESS LIABILITIES - 1.1%	662,461
	NET ASSETS - 100%	$ 59,332,847

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,363,212 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	-
	Unrealized Depreciation:	(3,692,826)
	Net Unrealized Depreciation:	(3,692,826)

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 58,280,908	$ -	$ -	$ 58,280,908
Short-Term Investment	389,478	-	-	389,478
Total	$ 58,670,386	$ -	$ -	$ 58,670,386

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Bond Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 101.0%
	ASSET ALLOCATION FUND - 50.2%
101,935	SPDR Barclays Convertible Securities ETF	$ 4,849,048

	DEBT FUNDS - 50.8%
135	iShares iBoxx $ High Yield Corporate Bond ETF	11,988
127,400	SPDR Barclays High Yield Bond ETF	4,895,982
		4,907,970

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,001,520)	9,757,018

	TOTAL INVESTMENTS - 101.0% (Cost $10,001,520) (a)	$ 9,757,018
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(98,337)
	NET ASSETS - 100%	$ 9,658,681

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,001,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	-
	Unrealized Depreciation:	(244,502)
	Net Unrealized Depreciation:	(244,502)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,757,018	$ -	$ -	$ 9,757,018
Total	$ 9,757,018	$ -	$ -	$ 9,757,018

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	COMMON STOCKS - 95.8%
	AIRLINES - 2.8%
400	Delta Air Lines, Inc.	$ 16,432

	BANKS - 6.0%
978	Bank of Commerce Holdings	5,604
125	Independent Bank Group, Inc.	5,362
1,650	KeyCorp.	24,783
		35,749
	BIOTECHNOLOGY - 4.9%
125	Gilead Sciences, Inc.	14,635
500	OvaScience, Inc. *	14,465
		29,100
	CHEMICALS - 5.7%
350	Dow Chemical Co.	17,910
1,000	Rayonier Advanced Materials, Inc.	16,260
		34,170
	COMMERCIAL SERVICES - 3.5%
1,150	Hertz Global Holdings, Inc. *	20,838

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
250	American Express Co.	19,430

	ENERGY - ALTERNATE SOURCES - 4.9%
975	SunEdison, Inc.*	29,162

	ENGINEERING & CONSTRUCTION - 4.3%
1,350	Aegion Corp. *	25,569

	FOOD - 5.2%
750	Mondelez International, Inc.	30,855

	INTERNET - 4.2%
1,400	RetailMeNot, Inc.*	24,962

	IRON/STEEL - 1.9%
3,000	AK Steel Holding Corp. *	11,610

	MEDIA - 3.5%
900	Time, Inc.	20,709

	MISCELLANEOUS MANUFACTURING - 8.4%
900	General Electric Co.	23,913
1,366	Myers Industries, Inc.	25,954
		49,867
	OIL & GAS - 8.3%
1,953	California Resources Corp.	11,796
1,530	Chesapeake Energy Corp.	17,090
4,760	Seventy Seven Energy, Inc. *	20,420
		49,306
	OIL & GAS SERVICES - 2.9%
885	NOW, Inc. *	17,620

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value
	PHARMACEUTICALS - 7.1%
772	OPKO Health, Inc. *	$ 12,414
135	Valeant Pharmaceuticals International, Inc. *	29,990
		42,404
	REITS - 7.2%
475	Brixmor Property Group, Inc.	10,987
400	Communications Sales & Leasing, Inc. *	9,888
1,532	Invesco Mortgage Captial, Inc.	21,938
		42,813
	RETAIL - 7.4%
515	Bob Evans Farms, Inc.	26,291
250	Darden Restaurants, Inc.	17,770
		44,061
	SOFTWARE - 4.0%
1,750	Allscripts Healthcare Solutions, Inc. *	23,940

	TELECOMMUNICATIONS - 0.3%
333	Windstream Holdings, Inc.	2,125

	TOTAL COMMON STOCKS (Cost $598,870)	570,722

	SHORT-TERM INVESTMENT- 3.1%
	MONEY MARKET FUND - 3.1%
18,467	Fidelity Institutional Money Market Funds -	18,467
	Money Market Portfolio, 0.15% ** (Cost $18,467)

	TOTAL INVESTMENTS - 98.9% (Cost $617,337) (a)	$ 589,189
	OTHER ASSETS LESS LIABILITIES - 1.1%	6,357
	NET ASSETS - 100.0%	$ 595,546

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $620,369 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 39,080
	Unrealized Depreciation:	(70,260)
	Net Unrealized Depreciation:	$ (31,180)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
REITS - Real Estate Investment Trusts.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 570,722	$ -	$ -	$ 570,722
Short-Term Investment	18,467	-	-	18,467
Total	$ 589,189	$ -	$ -	$ 589,189

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Principal ($)		Value
	ASSET BACKED SECURITIES- 45.7%
128,048	AFC Home Equity Loan Trust, 0.887% due 12/22/27	$ 121,142
103,311	Home Equity Asset Trust 2004-7, 1.737% due 1/25/35	91,459
47,198	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	46,893
109,665	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 2.587% due 6/28/33	104,557
306,328	RAMP Series 2002-RS3 Trust, 1.160% due 6/25/2032	268,868
99,068	RASC Series 2003-KS11 Trust, 1.070% due 1/25/34	88,060
475,886	Saxon Asset Securities Trust 2003-3, 3.110% due 12/25/33	418,478
	TOTAL ASSET BACKED SECURITIES (Cost $1,122,521)	1,139,457

	COMMERCIAL MORTGAGE BACKED SECURITIES - 28.4%
43,352	Adjustable Rate Mortgage Trust 2005-10, 0.687% due 1/25/36	37,503
92,781	Adjustable Rate Mortgage Trust 2005-3, 0.507% due 7/25/35	89,829
75,225	Bear Stearns ARM Trust 2003-8, 2.526% due 1/25/34	68,371
53,006	Bear Stearns ARM Trust 2004-7, 2.799% due 10/25/34	48,259
20,452	CHL Mortgage Pass-Through Trust 2003-HYB2, 2.513% due 7/19/33	19,778
64,305	GSR Mortgage Loan Trust 2005-7F, 0.687% due 9/25/35	59,422
151,566	IndyMac INDX Mortgage Loan Trust 2004-AR6, 2.698% due 10/25/34	136,465
32,268	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 2.378% due 12/25/32	32,052
29,350	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 1.923% due 2/25/33	28,258
43,620	New York Mortgage Trust 2005-2, 0.517% due 8/25/35	40,315
23,436	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/33	24,294
44,657	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/33	45,962
21,019	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/33	21,687
2,232	Wells Fargo Alternative Loan 2005-2 Trust, 0.867% due 10/25/35	2,232
56,348	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 2.692% due 6/25/34	55,376
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $692,093)	709,803

	SHORT-TERM INVESTMENT- 25.5%
	MONEY MARKET FUND - 25.5%
636,490	Federated US Treasury Cash Reserves, 0.00%* (Cost $636,490)	636,490

	TOTAL INVESTMENTS - 99.6% (Cost $2,451,104) (a)	$ 2,485,750
	OTHER ASSETS LESS LIABILITIES - 0.4%	10,614
	NET ASSETS - 100.0%	$ 2,496,364

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,451,104 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 34,760
	Unrealized Depreciation:	(114)
	Net Unrealized Appreciation:	$ 34,646

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 1,139,457	$ -	$ 1,139,457
Commercial Mortgage Backed Securities	-	709,803	-	709,803
Short-Term Investment	636,490	-	-	636,490
Total	$ 636,490	$ 1,849,260	$ -	$ 2,485,750

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President/Principal Executive Officer

Date 08/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President/Principal Executive Officer

Date 08/28/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 08/28/2015